Investments in subsidiaries, joint ventures and associates - Summary of financial position and income of subsidiaries which have relevant non-controlling interests (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial position and income of subsidiaries which have relevant non-controlling interests
Equity attributable to non-controlling interests		R$ 2,064,345	R$ 664,726
Income allocated to non-controlling interests for the year		R$ 88,055	R$ 163,160	R$ 77,958
Hidrovias do Brasil S.A. [member]
Financial position and income of subsidiaries which have relevant non-controlling interests
Proportion of interest in share capital and voting rights held by non-controlling interests	[1]	41.00%	0.00%
Equity attributable to non-controlling interests	[1]	R$ 1,390,560	R$ 0
Income allocated to non-controlling interests for the year	[1]	R$ (105,067)	R$ 0	0
Iconic Lubrificantes S.A.
Financial position and income of subsidiaries which have relevant non-controlling interests
Proportion of interest in share capital and voting rights held by non-controlling interests	[1]	44.00%	44.00%
Equity attributable to non-controlling interests	[1]	R$ 407,379	R$ 484,986
Income allocated to non-controlling interests for the year	[1]	R$ 137,810	R$ 135,428	72,505
Ultragaz Comercializadora de Energia Ltda. [member]
Financial position and income of subsidiaries which have relevant non-controlling interests
Proportion of interest in share capital and voting rights held by non-controlling interests	[1]	48.00%	48.00%
Equity attributable to non-controlling interests	[1]	R$ 148,927	R$ 116,249
Income allocated to non-controlling interests for the year	[1]	R$ 47,363	R$ 25,082	0
Other investiments
Financial position and income of subsidiaries which have relevant non-controlling interests
Proportion of interest in share capital and voting rights held by non-controlling interests		0.00%	0.00%
Equity attributable to non-controlling interests		R$ 117,479	R$ 63,491
Income allocated to non-controlling interests for the year		R$ 7,949	R$ 2,650	R$ 5,453

[1]	Considers the effects of allocation of fair value adjustments related to non-controlling interests.